Income Taxes - Additional Information (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of income tax [line items]
Statutory rate of income tax			30.00%		30.00%	30.00%	30.00%
Net deferred tax assets	$ 260,012		$ 260,012		$ 102,473
Tax profit (loss)	$ (323,472)	$ 226,260	$ (621,026)	$ 17,666	100,905	$ 363,747	$ 724,862
Tax losses not recognized					1,961	1,568	1,372
Tiendas BBB
Schedule of income tax [line items]
Statutory rate of income tax			0.00%
Tax profit (loss)					(6,238)	(8,531)	(15,185)
Desarrolladora Tres B
Schedule of income tax [line items]
Statutory rate of income tax			39.00%
Tax profit (loss)					(307)	(132)	(671)
Inflation permitted by tax authorities					315
Tiendas Tres B
Schedule of income tax [line items]
Statutory rate of income tax			60.00%
Tax profit (loss)					$ (1,124,318)	$ (1,003,720)	$ (618,404)